Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2023
Employee costs and share plans for employees
Schedules of employee numbers

	2023	2022	2021
Employees
UK	10,700	9,800	8,900
Rest of Europe	23,000	20,600	18,300
The Americas	22,400	20,900	18,800
Asia, Africa & Australasia	30,300	30,700	33,600
Continuing operations	86,400	82,000	79,600

Schedule of employee costs

	2023	2022	2021
	$m	$m	$m
Wages and salaries	9,341	8,656	7,633
Social security costs	1,100	991	886
Pension costs	537	546	564
Other employment costs	1,357	1,338	1,192
Total	12,335	11,531	10,275

Schedule of reconciliation of outstanding share-based payment instruments

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2021	3,045	4,791	1,626	9,175		161	506	300	65
Granted	1,275	2,082	902	4,509		139	481	–	175
Forfeited	(220)	(494)	(158)	(1,254)		(18)	(42)	(18)	(45)
Cancelled	(9)	–	(1)	(8)		–	–	–	–
Exercised	(632)	(1,201)	(341)	(2,881)		(27)	(182)	–	–
Outstanding at 31 December 2021	3,459	5,178	2,028	9,541		255	763	282	195
Granted	1,059	2,339	1,237	6,478		75	216	–	–
Forfeited	(132)	(570)	(190)	(1,627)		(25)	(136)	(23)	–
Cancelled	–	–	–	(3)		–	–	–	–
Exercised	(756)	(1,223)	(606)	(2,706)		(72)	(165)	–	–
Outstanding at 31 December 2022	3,630	5,724	2,469	11,683		233	678	259	195
Granted	976	2,071	1,185	6,343		208	436	71	95
Forfeited	(148)	(437)	(187)	(1,417)		(20)	(59)	(8)	–
Cancelled	–	–	–	(3)		–	–	–	(34)
Exercised	(813)	(1,470)	(570)	(2,738)		(86)	(288)	(107)	(9)
Outstanding at 31 December 2023	3,645	5,888	2,897	13,868		335	767	215	247

1	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

Schedule of weighted average fair values of share-based payment instruments granted

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2021 grants	6012		41.56	6893	47.75	7415	53.96	–	56.83
WAFV of 2022 grants	8328		55.73	9167	61.21	9894	63.35	–	–
WAFV of 2023 grants	9929		59.95	10822	65.38	11135	65.37	11748	74.78

1	Weighted average fair value.